Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of Number of Share Options and their Related Weighted Average Exercise Prices

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)

Outstanding at beginning of year	27,100,000	0.03	12,550,000	0.05	12,400,000	0.05
Granted	94,600,000	1.47	14,850,000	0.01	150,000	0.01
Expired	(2,100,000)	0.55	(300,000)	0.12	-	-
Forfeited	(1,500,000)	0.04

Outstanding at end of year	118,100,000	1.17	27,100,000	0.03	12,550,000	0.05

Exercisable at end of year	75,289,083	1.08	23,462,500	0.03	12,550,000	0.05

Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2025			2024
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

23,500,000	0.04-0.09	3.59	10,150,000	0.03 - 0.11	5.30
94,600,000	0.012-0.016	9.21	37,012,500	0.17	0.66
			15,450,000	0.01	4.25

118,100,000			62,612,500
December 31, 2023
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.07
1,500,000	0.17	1.66
150,000	0.01	9.17

12,550,000

Schedule of Outstanding Options	The table below summarizes the outstanding options as of December 31, 2025 that have been granted to the Company’s executives, directors and consultants
Options outstanding	Position	Grant date (*)	Exercise price in NIS		Fair value USD in thousands	Vesting schedule

10,000,000	Former Chief Executive Officer	July 7, 2020	0.09		103	Fully vested
150,000	Director	March 2, 2023	0.0495		1	Fully vested
500,000	Chief Financial Officer	March 17, 2024	0.0438		3	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438		21	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	March 17, 2024	0.0438		214	Fully vested on date of grant
850,000	Director	March 17, 2024	0.0438		18	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438		22	12 equal portions each quarter over a period of 3 years from the date of grant
42,300,000	Chief Executive Officer	July 21, 2025	0.04	46	441	16 equal portions each month from the date of grant
42,300,000	Chief Executive Officer and Director	July 21, 2025	0.0510		433	Subject to performance conditions which were not met; accordingly, the options did not vest.
10,000,000	Director	July 21, 2025	0.038		106	Fully vested on date of grant

118,100,000

Schedule of Fair Value for Options Granted

The fair value for options granted in 2025 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	April 7, 2025	July 21, 2025

Dividend yield	0%	0%
Expected volatility	112.50%	112.50%
Risk-free interest	4.17%	4.17%
Expected life (years)	5	5

The fair value for options granted in 2024 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	March 17, 2024	April 30, 2024

Dividend yield	0%	0%
Expected volatility	81.27%	91.15%
Risk-free interest	4.31%	4.72%
Expected life (years)	5	5

The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10